Segments Disclosures - Additions to non-current assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
PP&E	$ 875	$ 918	$ 480
Intangible assets	13	31	9
Corporate
Disclosure of operating segments [line items]
PP&E	54	75	28
Intangible assets	13	9	8
Operating segments | Hydro
Disclosure of operating segments [line items]
PP&E	42	36	29
Intangible assets	0	0	0
Operating segments | Wind and Solar
Disclosure of operating segments [line items]
PP&E	674	745	166
Intangible assets	0	19	0
Operating segments | Gas
Disclosure of operating segments [line items]
PP&E	89	43	167
Intangible assets	0	0	0
Operating segments | Energy Transition
Disclosure of operating segments [line items]
PP&E	16	19	90
Intangible assets	0	0	1
Operating segments | Energy Marketing
Disclosure of operating segments [line items]
PP&E	0	0	0
Intangible assets	$ 0	$ 3	$ 0